Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015 [1]	Sep. 30, 2015 [1]	Jun. 30, 2015 [1]	Mar. 31, 2015 [1]	Dec. 31, 2014 [1]	Sep. 30, 2014 [1]	Jun. 30, 2014 [1]	Mar. 31, 2014 [1]	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net (loss) income attributable to Rice Energy (in thousands)	$ (280,755)	$ 58,950	$ (69,683)	$ 152	$ 103,779	$ (6,861)	$ (7,917)	$ 129,454	$ (291,336)	$ 218,454	$ (35,776)
Weighted-average shares (denominator):
Weighted-average number of shares of common stock - basic									136,344,076	128,151,171	80,441,905
Weighted-average number of shares of common stock - diluted									136,344,076	128,225,155	80,441,905
(Loss) earnings per share:
(Loss) earnings per share—basic	$ (2.06)	$ 0.43	$ (0.51)	$ 0.00	$ 0.76	$ (0.05)	$ (0.06)	$ 1.04	$ (2.14)	$ 1.70	$ (0.44)
(Loss) earnings per share—diluted	$ (2.06)	$ 0.43	$ (0.51)	$ 0.00	$ 0.76	$ (0.05)	$ (0.06)	$ 1.03	$ (2.14)	$ 1.70	$ (0.44)
Number of shares not considered dilutive									133,611		1,671,800

[1]	The sum of quarterly data in some cases may not equal the yearly total due to rounding.